UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-09869

     _Franklin Floating Rate Master Trust (Exact name of registrant as specified in charter)

Registrant's telephone number, including area code:(650) 312-2000

Semiannual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Semiannual Report | The accompanying notes are an integral part of these financial statements.

Semiannual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Data Processing & Outsourced Services				
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	United States	4,987,500	5,069,065	0.84
Fifth Third Processing Solutions Inc.,				
Second Lien Term Loan, 8.25%, 11/03/17	United States	1,950,000	1,999,969	0.33
Term Loan B, 5.50%, 11/03/16	United States	2,210,000	2,247,570	0.37
First Data Corp.,				
Term Loan B-1, 3.01%, 9/24/14	United States	8,455,286	8,017,252	1.32
Term Loan B-2, 3.01%, 9/24/14	United States	1,679,812	1,592,458	0.26
Term Loan B-3, 3.01%, 9/24/14	United States	996,864	944,982	0.16
Property Data (U.S.) I Inc., Term Loan, 7.00%, 1/04/17	United States	2,190,000	2,191,369	0.36
[d]Ship U.S. Bidco Inc. (RBS Worldpay), Facility B2A Loan, 6.25%, 10/13/17	United States	2,200,000	2,227,500	0.37
SunGard Data Systems Inc.,				
Incremental Term B Loan, 5.75%, 2/28/14	United States	5,074,396	5,074,396	0.84
Tranche B U.S. Term Loan, 3.907% - 3.911%, 2/28/16	United States	1,832,155	1,843,934	0.30
			31,208,495	5.15
Diversified Chemicals				
Huntsman International LLC, Term Loan B, 1.783% - 1.804%, 4/19/14	United States	5,297,900	5,278,017	0.87
Diversified Support Services				
ARAMARK Corp.,				
Extended Synthetic L/C, 3.361%, 7/26/16	United States	77,568	78,263	0.01
Synthetic L/C, 1.986%, 1/26/14	United States	57,448	57,638	0.01
Term Loan B, 2.178%, 1/26/14	United States	714,503	716,861	0.12
Term Loan B Extended, 3.553%, 7/26/16	United States	1,177,784	1,188,332	0.20
Diversey Inc., Tranche B Dollar Term Loan, 5.25%, 11/24/15	United States	2,882,543	2,922,178	0.48
Interactive Data Corp., Term Loan B, 6.75%, 1/29/17	United States	4,676,500	4,750,524	0.78
Language Line LLC, Tranche B Term Loan, 6.25%, 6/20/16	United States	1,439,125	1,453,516	0.24
			11,167,312	1.84
Drug Retail				
[d]Rite Aid Corp.,				
Tranche 2 Term Loan, 2.01% - 2.02%, 6/04/14	United States	1,240,000	1,194,740	0.20
Tranche 3 Term Loan, 6.00%, 6/04/14	United States	3,615,890	3,641,501	0.60
			4,836,241	0.80
Education Services				
ATI Acquisition Co., Tranche B Term Loan, 8.25%, 12/30/14	United States	643,500	579,150	0.10
Bright Horizons Family Solution Inc., Term Loan B, 7.50%, 5/21/15	United States	3,688,699	3,718,998	0.61
Education Management LLC, Tranche C-2, 4.313%, 6/01/16	United States	4,820,188	4,739,710	0.78
Laureate Education Inc.,				
[d]Closing Date Term Loan, 3.554%, 8/18/14	United States	3,862,194	3,768,053	0.62
[d]Delayed Draw Term Loan, 3.554%, 8/18/14	United States	578,223	564,129	0.09
Series A New Term Loans, 7.00%, 8/18/14	United States	3,331,022	3,339,349	0.55
			16,709,389	2.75
Electric Utilities				
Equipower Resources Holdings LLC, Term Loan B, 3.25%, 1/26/18	United States	1,040,000	1,058,200	0.18
GenOn Energy Inc., Term Loan, 6.00%, 9/20/17	United States	2,992,500	3,043,310	0.50
New Development Holdings LLC (Calpine), Term Loan, 7.00%, 6/08/17	United States	3,959,030	4,015,941	0.66
			8,117,451	1.34
Electronic Equipment & Instruments				
Excelitas Technologies Corp., Term B Loan, 6.01%, 11/29/16	United States	867,617	876,293	0.14
Electronic Manufacturing Services				
FCI USA,				
Term Loan B1, 3.678%, 11/01/13	United States	1,012,350	993,368	0.16
Term Loan B5B, 3.678%, 11/01/13	United States	1,012,350	1,004,757	0.17
Flextronics International USA Inc.,				
A Closing Date Loan, 2.511%, 10/01/14	United States	440,507	440,278	0.07
A-1-A Delayed Draw Term Loan, 2.511%, 10/01/14	United States	126,583	126,517	0.02
A-1-B Delayed Draw Term Loan, 2.51%, 10/01/14	United States	1,286,735	1,286,064	0.21
B Closing Date Loan, 2.511%, 10/01/12	United States	593,862	594,159	0.10
			4,445,143	0.73
Environmental & Facilities Services				
Advanced Disposal Services Inc., Term Loan B, 6.00%, 1/14/15	United States	1,158,300	1,169,883	0.19
Casella Waste Systems Inc., Term Loan B, 7.00%, 4/09/14	United States	1,404,264	1,406,897	0.23

Semiannual Report | The accompanying notes are an integral part of these financial statements.

Semiannual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Revlon Consumer Products Corp., Term Loan, 6.00%, 3/11/15	United States	5,138,795	5,186,972	0.85
			9,719,188	1.60
Pharmaceuticals				
Warner Chilcott Co. LLC,				
Term Loan A, 6.00%, 10/30/14	United States	1,171,190	1,175,582	0.19
Term Loan B2, 6.25%, 4/30/15	United States	1,248,995	1,260,510	0.21
Warner Chilcott Corp.,				
Additional Term Loan, 6.25%, 4/30/15	United States	1,073,299	1,083,212	0.18
Term Loan B1, 6.25%, 4/30/15	United States	750,066	756,980	0.12
WC Luxco S.A.R.L., Term B-3 Loan, 6.50%, 2/20/16	Luxembourg	1,244,902	1,261,626	0.21
			5,537,910	0.91
Photographic Products				
Getty Images Inc., Initial Term Loan, 5.25%, 11/05/16	United States	2,902,725	2,951,708	0.49
Property & Casualty Insurance				
Affirmative Insurance Holdings Inc., Term Loan, 9.25%, 1/31/14	United States	464,883	418,395	0.07
Publishing				
Autotrader.com Inc., Term Loan B, 4.75%, 12/16/16	United States	3,520,000	3,558,118	0.59
Dex Media East LLC, Term Loan B, 2.79% - 2.81%, 10/24/14	United States	456,318	371,138	0.06
Dex Media West LLC, Term Loan B, 7.00%, 10/24/14	United States	2,755,765	2,566,799	0.42
Newsday LLC, Floating Rate Term Loan, 6.553%, 8/01/13	United States	2,400,000	2,451,000	0.40
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	9,707,326	7,840,403	1.29
[e]Source Media Inc. and Accuity Inc.,				
Accuity Term Loan, 7.25%, 1/24/17	United States	584,138	589,249	0.10
Source Media Term Loan, 7.25%, 1/24/17	United States	185,862	187,489	0.03
[f]Tribune Co.,				
Initial Tranche B Advances, 5.25%, 5/16/14	United States	6,419,555	4,732,817	0.78
Term Loan X, 7.084%, 5/18/09	United States	1,042,571	736,316	0.12
Wenner Media LLC, Term Loan B, 2.01%, 10/02/13	United States	806,008	773,768	0.13
			23,807,097	3.92
Real Estate Services				
[e]Brickman Group Holdings Inc., Term Loan B, 7.25%, 10/14/16	United States	1,795,000	1,835,387	0.30
Research & Consulting Services				
Nielsen Finance LLC (VNU Inc.),				
Class A Term Loan, 2.261%, 8/09/13	United States	126,443	126,616	0.02
Class B Term Loan, 4.011%, 5/02/16	United States	503,896	508,831	0.08
Class C Dollar Term Loan, 4.011%, 5/02/16	United States	2,076,728	2,087,977	0.35
			2,723,424	0.45
Restaurants				
Burger King Holdings Inc., Tranche B Term Loan, 6.25%, 10/19/16	United States	5,825,000	5,924,660	0.98
[e]Denny's Inc., Term Loan B, 6.50%, 9/30/16	United States	1,752,686	1,778,976	0.29
DineEquity Inc., Term Facility, 6.00%, 10/19/17	United States	1,561,167	1,588,965	0.26
Focus Brands Inc., Term Loan, 7.25% - 7.75%, 11/05/16	United States	1,144,318	1,163,628	0.19
[e]Wendy's/Arby's Restaurants LLC, Term Loan, 5.00%, 5/24/17	United States	1,806,133	1,824,760	0.30
			12,280,989	2.02
Security & Alarm Services				
Protection One Inc., Term Loan B, 6.00%, 6/04/16	United States	2,100,435	2,108,311	0.35
Semiconductors				
Microsemi Corp., Term Loan, 5.00%, 11/02/17	United States	2,218,535	2,252,738	0.37
Specialized Consumer Services				
Advantage Sales & Marketing Inc., Term Loan B, 5.25%, 12/18/17	United States	2,370,000	2,391,152	0.39
Affinion Group Inc., Tranche B Term Loan, 5.00%, 10/09/16	United States	4,857,215	4,896,680	0.81
Visant Corp. (Jostens), Tranche B Term Loan, 7.00%, 12/22/16	United States	7,800,450	7,915,023	1.30
			15,202,855	2.50
Specialized Finance				
AGFS Funding Co., Term Loan, 7.25%, 4/21/15	United States	3,930,000	3,992,499	0.66
FIG LLC, Term Loan, 5.75%, 10/07/15	United States	2,864,196	2,916,110	0.48
MSCI Inc., Term Loan, 4.75%, 6/01/16	United States	2,368,100	2,396,221	0.39
TransUnion LLC, Term Loan B, 6.75%, 6/15/17	United States	7,761,000	7,876,608	1.30
			17,181,438	2.83
Specialty Chemicals				
AZ Chem US Inc., First Lien Term Loan, 6.75%, 11/19/16	United States	2,176,596	2,211,058	0.36

Semiannual Report | The accompanying notes are an integral part of these financial statements.

At January 31, 2011, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts

Semiannual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Financial Statements

Statement of Assets and Liabilities
January 31, 2011 (unaudited)

Assets:	
Investments in securities:	
Cost - Unaffiliated issuers	$550,853,801
Cost - Repurchase agreements	86,819,992
Total cost of investments	$637,673,793
Value - Unaffiliated issuers	$567,431,067
Value - Repurchase agreements	86,819,992
Total value of investments	654,251,059
Cash	1,800,798
Receivables:	
Investment securities sold	8,286,477
Interest	2,085,706
Swaps (premiums paid $112,500)	112,128
Unrealized appreciation on swap contracts	89,314
Unrealized appreciation on unfunded loan commitments	37,579
Other assets	251
Total assets	666,663,312
Liabilities:	
Payables:	
Investment securities purchased	56,926,533
Affiliates	370,909
Distributions to shareholders	2,284,122
Accrued expenses and other liabilities	86,362
Total liabilities	59,667,926
Net assets, at value	$606,995,386
Net assets consist of:	
Paid-in capital	$695,070,775
Undistributed net investment income	2,501
Net unrealized appreciation (depreciation)	16,704,159
Accumulated net realized gain (loss)	(104,782,049)
Net assets, at value	$606,995,386
Net asset value and maximum offering price per share ($606,995,386 ÷ 67,726,984 shares outstanding)	$8.96

Semiannual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Financial Statements (continued)

Statement of Operations
for the six months ended January 31, 2011 (unaudited)

Investment income:	
Interest	$14,556,232
Expenses:	
Management fees (Note 3a)	2,101,788
Administrative fees (Note 3b)	369,800
Custodian fees (Note 4)	3,930
Reports to shareholders	1,122
Professional fees	53,749
Trustees' fees and expenses	18,965
Other	21,037
Total expenses	2,570,391
Expense reductions (Note 4)	(28)
Expenses waived/paid by affiliates (Note 3d)	(468,575)
Net expenses	2,101,788
Net investment income	12,454,444
Realized and unrealized gains (losses):	
Net realized gain (loss) from:	
Investments	3,227,317
Swap contracts	16,127
Net realized gain (loss)	3,243,444
Net change in unrealized appreciation (depreciation) on investments	15,386,026
Net realized and unrealized gain (loss)	18,629,470
Net increase (decrease) in net assets resulting from operations	$31,083,914

Semiannual Report | The accompanying notes are an integral part of these financial statements.

Semiannual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series

Notes to Financials Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series (Fund). The shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

Certain derivative financial instruments (derivatives) trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the

FFRMT N-CSRS PE 1/31/11

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series

fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on January 31, 2011.

c. Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract (or other agreed upon amount) from the seller. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

See Note 9 regarding other derivative information.

e. Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

f.	Income Taxes

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Franklin Floating Rate Master Series

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the partners for inclusion in their individual income tax returns.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of January 31, 2011, and has determined that no provision for income tax is required in the Fund's financial statements.

Prior to December 23, 2009, the Fund was treated as a partnership for US income tax purposes. On December 23, 2009, Franklin Advisers, Inc. and Templeton Investment Counsel redeemed their interests in the Fund, terminating the partnership status for US tax purposes. The Fund has elected to be treated as a disregarded entity for US income tax purposes, effective December 23, 2009.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly. Distributions to the owner are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

3.	TRANSACTIONS WITH AFFILIATES

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Franklin Floating Rate Master Series

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

d. Waiver and Expense Reimbursements

Advisers and FT Services have voluntarily agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.80% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations). Advisers and FT Services may discontinue this waiver at any time upon notice to the Trust's Board of Trustees.

e. Other Affiliated Transactions

At January 31, 2011, Franklin Floating Rate Fund, PLC owned 100% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2011, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At January 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

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Franklin Floating Rate Master Series

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of payments-in-kind, bond discounts and premiums, and swaps.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, payments-in-kind, bond discounts and premiums, and swaps.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2011, aggregated $294,194,493 and $211,547,612, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

At January 31, 2011, the Fund had 84.13% of its portfolio invested in senior secured floating rate notes and or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January 31, 2011, the aggregate value of these securities was $5,469,133, representing 0.90% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

8. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At January 31, 2011, unfunded commitments were as follows:

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and Statement of Operations.

9. OTHER DERIVATIVE INFORMATION

At January 31, 2011, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

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For the period ended January 31, 2011, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period	Average Amount Outstanding During the Period[a]
Credit contracts	Net realized gain (loss) from swap contracts / Net change in unrealized appreciation (depreciation) on investments	$ 16,127	$ 89,314	$ 1,890,414

[a]Represents the average notional amount for other derivative contracts outstanding during the period.

See Note 1(d) regarding derivative financial instruments.

10. SHAREHOLDER DISTRIBUTIONS

For the period ended January 31, 2011, the Fund made the following distributions:

Payment Date	Amount Per Share
8/31/2010	$0.034777
9/30/2010	$0.033459
10/31/2010	$0.036243
11/30/2010	$0.035541
12/31/2010	$0.035673
1/31/2011	$0.035210
Total	$0.210903

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended January 31, 2011, the Fund did not use the Global Credit Facility.

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Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series

12. FUND LITIGATION

In July 2003, Adelphia Communications Corp. (“Adelphia”) and related parties, along with its Official Committee of Unsecured Creditors, (collectively “Plaintiffs”) filed an adversary proceeding in the then-pending Adelphia bankruptcy case in the U.S. Bankruptcy Court for the Southern District of New York against more than 400 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named defendants included Franklin Floating Rate Daily Access Fund (individually and as successor to the Franklin Floating Rate Trust’s interests in the credit facilities at issue), Franklin Floating Rate Trust, and Franklin Floating Rate Master Series (collectively the “Franklin Funds”), and Franklin CLOs I through III, among other defendants. Plaintiffs alleged that the purchasers of the bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders and sought avoidance of the loans and recovery of fraudulent transfers. Following transfer of the matter to the U.S. District Court for the Southern District of New York, and the agent bank and investment bank defendants’ motion to dismiss the lawsuit, Plaintiffs filed an amended complaint (the “Amended Complaint”).

Defendants, including the Franklin Funds, moved to dismiss the Amended Complaint in December 2007. In June 2008, the court granted the motions and dismissed all of the claims against the non-agent bank defendants, including the Franklin Funds, while leaving other claims against the agent bank and investment bank defendants outstanding. In January 2009, Plaintiffs appealed the dismissal of their claims against the non-agent bank defendants to the U.S. Court of Appeals for the Second Circuit and the court affirmed the dismissal in May 2010. In September 2010, Plaintiffs reached settlement with the agent banks and investment banks and, on that basis, in October 2010, agreed to forego further appeal of the dismissal of the claims against the non-agent bank defendants. The District Court has since approved the settlements and Plaintiffs have dismissed all claims against the non-agent bank defendants, including the Franklin Funds, with prejudice.

The final issue for the parties to litigate relates to defendants’ entitlement to payment of certain legal fees under a litigation indemnity fund established as part of the Adelphia bankruptcy plan. Hearing on that matter is currently scheduled for May 25, 2011. Based on current information, in Management’s judgment, the pro rata amount of legal fees that the Franklin Funds would have to pay in the event the fees are determined not to qualify for indemnity under the litigation indemnity fund would be immaterial to the Franklin Funds.

13. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

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Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflects the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

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Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date

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of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date March 30, 2011

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date March 30, 2011

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